SCHEDULE OF OPERATING LEASE COMMITMENTS (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Low value leases	$ 5,267	$ 3,215	$ 1,703